UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 09, 2020
Ordinary shares, par value (in dollars per share)		$ 0.0001
Ordinary shares subject to possible redemption (in shares)	13,759,029	14,064,255
Ordinary shares subject to possible redemption, redemption price (in dollars per share)	$ 10.00	$ 10.00
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001
Class A Ordinary Shares [Member]
Ordinary shares subject to possible redemption (in shares)	13,759,029	14,064,255
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	479,000,000	479,000,000
Ordinary shares, shares issued (in shares)	1,689,971	1,384,745
Ordinary shares, shares outstanding (in shares)	1,689,971	1,384,745
Class B Ordinary Shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500
Ordinary shares, shares outstanding (in shares)	3,737,500	3,737,500